American Mutual Fund®
Investment portfolio
January 31, 2024
unaudited

Common stocks 94.16% Energy 5.54%	Shares	Value (000)
Baker Hughes Co., Class A	3,964,768	$112,996
Canadian Natural Resources, Ltd. (CAD denominated)	2,083,526	133,338
Chevron Corp.	4,910,108	723,897
ConocoPhillips	6,693,384	748,789
EOG Resources, Inc.	6,005,135	683,324
Exxon Mobil Corp.	9,898,982	1,017,714
Imperial Oil, Ltd.[1]	434,223	25,047
Schlumberger NV	1,603,484	78,090
Shell PLC (ADR)	1,207,841	75,985
Suncor Energy, Inc.	947,194	31,365
TC Energy Corp.	14,636,306	577,110
TC Energy Corp. (CAD denominated)[1]	22,621,101	892,427
		5,100,082
Materials 2.59%
Air Products and Chemicals, Inc.	361,792	92,514
Albemarle Corp.	670,889	76,978
Eastman Chemical Co.	658,591	55,025
Ecolab, Inc.	1,630,859	323,269
International Flavors & Fragrances, Inc.	1,469,845	118,587
Linde PLC	3,866,562	1,565,300
Nutrien, Ltd.	1,107,870	55,249
Sherwin-Williams Co.	309,040	94,066
		2,380,988
Industrials 16.15%
Automatic Data Processing, Inc.	1,749,556	430,006
BAE Systems PLC (ADR)[1]	7,260,610	439,557
Broadridge Financial Solutions, Inc.	1,151,356	235,107
Canadian National Railway Co.	80,562	9,993
Canadian National Railway Co. (CAD denominated)	1,748,075	216,850
Carrier Global Corp.	14,353,247	785,266
CSX Corp.	10,880,649	388,439
Emerson Electric Co.	677,490	62,146
Equifax, Inc.	1,004,254	245,379
FedEx Corp.	1,373,779	331,479
General Dynamics Corp.	1,431,283	379,276
General Electric Co.	18,007,231	2,384,518
HEICO Corp., Class A	87,263	12,345
Honeywell International, Inc.	3,076,711	622,296
Illinois Tool Works, Inc.	1,043,284	272,193
L3Harris Technologies, Inc.	942,000	196,332
Lockheed Martin Corp.	451,969	194,080
Northrop Grumman Corp.	1,743,871	779,092
Otis Worldwide Corp.	1,521,417	134,554
Paychex, Inc.	5,802,227	706,305
American Mutual Fund — Page 1 of 8

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
RELX PLC (ADR)[1]	1,977,276	$81,760
RTX Corp.	30,446,121	2,774,251
Stanley Black & Decker, Inc.	2,391,030	223,083
TFI International, Inc.	1,136,905	149,469
Union Pacific Corp.	8,216,733	2,004,308
United Parcel Service, Inc., Class B	463,082	65,711
Veralto Corp.	437,457	33,549
Waste Connections, Inc.	1,700,807	264,067
Waste Management, Inc.	2,372,722	440,448
		14,861,859
Consumer discretionary 3.76%
D.R. Horton, Inc.	2,645,904	378,126
Darden Restaurants, Inc.	931,892	151,507
General Motors Co.	390,116	15,136
Hasbro, Inc.[2]	9,015,011	441,285
Home Depot, Inc.	4,066,923	1,435,461
McDonald’s Corp.	945,096	276,648
NIKE, Inc., Class B	539,466	54,772
Starbucks Corp.	4,176,110	388,504
TJX Companies, Inc.	2,093,478	198,692
Williams-Sonoma, Inc.[1]	620,749	120,047
		3,460,178
Consumer staples 7.66%
Altria Group, Inc.	454,755	18,245
British American Tobacco PLC (ADR)[1]	16,161,754	478,388
Church & Dwight Co., Inc.	500,562	49,981
Coca-Cola Co.	2,980,817	177,329
Colgate-Palmolive Co.	987,841	83,176
Constellation Brands, Inc., Class A	2,580,038	632,316
Danone SA	3,490,889	232,800
Dollar General Corp.	4,499,541	594,254
General Mills, Inc.	13,548,575	879,438
Hormel Foods Corp.	1,874,836	56,939
Kenvue, Inc.	12,949,125	268,824
Keurig Dr Pepper, Inc.	14,953,238	470,130
Mondelez International, Inc., Class A	19,952,513	1,501,826
PepsiCo, Inc.	2,215,998	373,462
Philip Morris International, Inc.	5,631,385	511,611
Procter & Gamble Co.	3,500,334	550,042
Sysco Corp.	2,086,699	168,877
		7,047,638
Health care 18.43%
Abbott Laboratories	21,286,753	2,408,596
AbbVie, Inc.	18,855,737	3,099,883
Amgen, Inc.	3,498,601	1,099,470
AstraZeneca PLC (ADR)	12,668,958	844,259
Bristol-Myers Squibb Co.	12,199,698	596,199
Cencora, Inc.	548,240	127,565
CVS Health Corp.	7,465,364	555,199
Danaher Corp.	2,432,627	583,612
Elevance Health, Inc.	75,019	37,017
Eli Lilly and Co.	1,227,342	792,384
American Mutual Fund — Page 2 of 8

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
GE HealthCare Technologies, Inc.	3,947,439	$289,584
Gilead Sciences, Inc.	14,944,673	1,169,570
GSK PLC (ADR)	1,734,295	68,401
Johnson & Johnson	3,454,591	548,935
McKesson Corp.	48,408	24,199
Medtronic PLC	7,123,863	623,623
Merck & Co., Inc.	2,520,950	304,480
Novartis AG (ADR)	894,245	92,528
Novo Nordisk AS, Class B (ADR)	2,029,335	232,846
Pfizer, Inc.	3,569,942	96,674
Sanofi	1,025,314	102,953
Stryker Corp.	1,469,802	493,089
Takeda Pharmaceutical Co., Ltd. (ADR)[1]	12,977,537	189,472
Thermo Fisher Scientific, Inc.	788,999	425,255
UnitedHealth Group, Inc.	3,412,535	1,746,331
Zimmer Biomet Holdings, Inc.	596,747	74,951
Zoetis, Inc., Class A	1,811,877	340,289
		16,967,364
Financials 14.70%
American International Group, Inc.	1,767,528	122,861
Aon PLC, Class A	993,987	296,636
Apollo Asset Management, Inc.	161,217	16,186
Arthur J. Gallagher & Co.	607,273	140,984
Berkshire Hathaway, Inc., Class B3	72,569	27,848
BlackRock, Inc.	534,414	413,802
Blackstone, Inc.	2,236,417	278,322
Capital One Financial Corp.	3,973,486	537,692
Charles Schwab Corp. (The)	635,049	39,957
Chubb, Ltd.	4,031,845	987,802
CME Group, Inc., Class A	2,441,451	502,548
East West Bancorp, Inc.	3,582,341	260,830
Fidelity National Information Services, Inc.	7,539,585	469,415
Franklin Resources, Inc.	17,037,428	453,707
Great-West Lifeco, Inc.	16,882,336	563,561
JPMorgan Chase & Co.	10,058,105	1,753,731
KKR & Co., Inc.	600,000	51,948
Marsh & McLennan Companies, Inc.	3,841,008	744,541
Mastercard, Inc., Class A	1,223,990	549,853
Morgan Stanley	7,881,694	687,599
National Bank of Canada	1,977,216	151,227
PNC Financial Services Group, Inc.	5,881,513	889,344
Principal Financial Group, Inc.	3,054,366	241,600
Progressive Corp.	1,987,213	354,221
Royal Bank of Canada	337,881	32,975
S&P Global, Inc.	852,437	382,190
State Street Corp.	3,743,620	276,541
Toronto-Dominion Bank (The)	358,508	21,772
Toronto-Dominion Bank (The) (CAD denominated)	2,297,539	139,566
U.S. Bancorp	1,987,212	82,549
Visa, Inc., Class A	3,385,156	925,028
Wells Fargo & Co.	17,599,846	883,160
American Mutual Fund — Page 3 of 8

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Western Union Co.	11,345,829	$142,617
Willis Towers Watson PLC	420,222	103,501
		13,526,114
Information technology 15.18%
Accenture PLC, Class A	2,488,702	905,589
Amphenol Corp., Class A	2,787,586	281,825
Analog Devices, Inc.	2,567,819	493,946
Apple, Inc.	12,839,580	2,367,619
Applied Materials, Inc.	867,112	142,466
Broadcom, Inc.	728,684	859,847
Intel Corp.	23,320,321	1,004,639
Intuit, Inc.	582,043	367,461
KLA Corp.	738,773	438,861
Microsoft Corp.	14,395,252	5,723,264
Samsung Electronics Co., Ltd. (GDR)	38,378	52,347
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,598,502	293,527
Texas Instruments, Inc.	6,486,302	1,038,587
		13,969,978
Communication services 2.11%
AT&T, Inc.	2,310,136	40,866
Comcast Corp., Class A	30,182,121	1,404,676
Electronic Arts, Inc.	980,562	134,906
T-Mobile US, Inc.	1,304,845	210,380
Verizon Communications, Inc.	3,676,887	155,716
		1,946,544
Utilities 5.25%
American Electric Power Co., Inc.	1,425,823	111,414
CenterPoint Energy, Inc.[2]	35,796,551	1,000,156
Constellation Energy Corp.	4,193,090	511,557
Dominion Energy, Inc.	2,757,702	126,082
DTE Energy Co.	5,805,184	611,982
Duke Energy Corp.	1,242,628	119,081
Edison International	3,992,834	269,436
Exelon Corp.	3,163,633	110,126
NextEra Energy, Inc.	6,974,326	408,905
Public Service Enterprise Group, Inc.	3,155,553	182,991
Sempra	11,647,573	833,500
Southern Co. (The)	5,015,933	348,708
Xcel Energy, Inc.	3,343,483	200,174
		4,834,112
Real estate 2.79%
Americold Realty Trust, Inc. REIT	2,784,244	76,567
CubeSmart REIT	2,185,809	94,471
Digital Realty Trust, Inc. REIT	1,646,528	231,271
Equinix, Inc. REIT	573,943	476,241
Extra Space Storage, Inc. REIT	2,101,580	303,552
Federal Realty Investment Trust REIT	2,296,865	233,660
Kimco Realty Corp. REIT	5,890,877	118,996
Prologis, Inc. REIT	1,695,741	214,833
American Mutual Fund — Page 4 of 8

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Public Storage REIT	1,549,806	$438,889
Welltower, Inc. REIT	4,399,407	380,593
		2,569,073
Total common stocks (cost: $56,541,766,000)		86,663,930
Short-term securities 5.84% Money market investments 5.81%
Capital Group Central Cash Fund 5.44%[2,4]	53,458,580	5,345,858
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 5.44%[2,4,5]	132,116	13,212
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.22%[4,5]	2,900,000	2,900
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.22%[4,5]	2,900,000	2,900
Fidelity Investments Money Market Government Portfolio, Class I 5.22%[4,5]	2,900,000	2,900
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.19%[4,5]	2,900,000	2,900
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.21%[4,5]	2,900,000	2,900
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30%[4,5]	2,900,000	2,900
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.24%[4,5]	1,303,178	1,303
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.28%[4,5]	900,000	900
		32,815
Total short-term securities (cost: $5,378,553,000)		5,378,673
Total investment securities 100.00% (cost: $61,920,319,000)		92,042,603
Other assets less liabilities (0.00%)		(630)
Net assets 100.00%		$92,041,973
American Mutual Fund — Page 5 of 8

unaudited
Investments in affiliates2

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend or interest income (000)
Common stocks 1.57%
Consumer discretionary 0.48%
Hasbro, Inc.	$406,016	$1,025	$—	$—	$34,244	$441,285	$6,311
Utilities 1.09%
CenterPoint Energy, Inc.	1,163,559	—	205,365	(3,583)	45,545	1,000,156	8,658
Total common stocks						1,441,441
Short-term securities 5.82%
Money market investments 5.81%
Capital Group Central Cash Fund 5.44%[4]	5,988,695	4,762,177	5,405,132	1,338	(1,220)	5,345,858	86,990
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 5.44%[4,5]	16,657		3,445 [6]			13,212	— [7]
Total short-term securities						5,359,070
Total 7.39%				$(2,245)	$78,569	$6,800,511	$101,959

[1]	All or a portion of this security was on loan. The total value of all such securities was $79,671,000, which represented .09% of the net assets of the fund.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	Security did not produce income during the last 12 months.
[4]	Rate represents the seven-day yield at 1/31/2024.
[5]	Security purchased with cash collateral from securities on loan.
[6]	Represents net activity.
[7]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
American Mutual Fund — Page 6 of 8

unaudited

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page present the fund’s valuation levels as of January 31, 2024 (dollars in thousands):
American Mutual Fund — Page 7 of 8

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$5,100,082	$—	$—	$5,100,082
Materials	2,380,988	—	—	2,380,988
Industrials	14,861,859	—	—	14,861,859
Consumer discretionary	3,460,178	—	—	3,460,178
Consumer staples	6,814,838	232,800	—	7,047,638
Health care	16,864,411	102,953	—	16,967,364
Financials	13,526,114	—	—	13,526,114
Information technology	13,917,631	52,347	—	13,969,978
Communication services	1,946,544	—	—	1,946,544
Utilities	4,834,112	—	—	4,834,112
Real estate	2,569,073	—	—	2,569,073
Short-term securities	5,378,673	—	—	5,378,673
Total	$91,654,503	$388,100	$—	$92,042,603

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-003-0324O-S96462
American Mutual Fund — Page 8 of 8